SCHEDULE OF FAIR VALUE WEIGHTED AVERAGE ASSUMPTIONS (Details)	Aug. 13, 2024 USD ($)	Jun. 06, 2024 USD ($)	May 09, 2024 USD ($)	Mar. 18, 2024 USD ($)	Sep. 30, 2024
Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value	$ 87,245	$ 214,893	$ 224,894	$ 212,558
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					0.1000
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					1.6800
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					3.56
Measurement Input, Risk Free Interest Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.03561	0.03578	0.03585	0.03598
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					167.12
Measurement Input, Price Volatility [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	1.85574	1.85574	1.85574	1.85574
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					0.00
Measurement Input, Expected Dividend Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0	0	0	0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input					4.46
Measurement Input, Expected Term [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life	2 years 10 months 13 days	2 years 8 months 4 days	2 years 7 months 6 days	2 years 5 months 15 days
Measurement Input, Discount Rate [Member] | Convertible Debt [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt measurement input	0.0800	0.0800	0.0800	0.0600